Accumulated Other Comprehensive Income (Loss) (Significant Amounts Reclassified Out Of Each Component Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	$ 254	$ 213
Income tax expense	(2,608)	(2,553)
Net income	14,215	13,651
Amount Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Unrealized gains and losses on available-for-sale securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	254	213
Income tax expense	(53)	(45)
Net income	$ 201	$ 168